Financial liabilities at fair value through profit and loss - Additional Information (Details) - Convertible senior secured notes $ / shares in Units, £ in Thousands	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 23, 2024 GBP (£) shares	Dec. 15, 2021 USD ($) shares	Dec. 15, 2021 GBP (£)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 GBP (£) shares	Dec. 15, 2021 GBP (£) shares
Derivative financial liabilities
Convertible shares			1,818,182				1,818,182
Ordinary shares	47,343,585	47,343,585
Market value per share | $ / shares	$ 7.42
Covenant for retention of cash under contract					$ 10,000,000	£ 7,400
Cash at bank held to satisfy covenant under contract | £						£ 7,434
Convertible instruments
Derivative financial liabilities
Convertible shares					41,796,270	41,796,270
Mudrick capital
Derivative financial liabilities
Principal amount			$ 200,000,000				£ 151,000
Aggregate purchase price			$ 192,000,000	£ 145,000
Conversion rate			9.09091				9.09091
Convertible senior secured notes principal amount, per instrument | $			$ 1,000
Interest paid in cash | Mudrick capital
Derivative financial liabilities
Interest rate	10.00%
Interest paid in cash | Mudrick capital
Derivative financial liabilities
Interest rate	10.00%
First half of principal amount
Derivative financial liabilities
Principal amount	$ 130,000,000	£ 104,000
Conversion price (Per share price) | $ / shares	$ 2.75
First half of principal amount | Mudrick capital
Derivative financial liabilities
Conversion rate	363.636
Convertible senior secured notes principal amount, per instrument | $	$ 1,000
Conversion price (Per share price) | $ / shares	$ 2.75
First half of principal amount | Mudrick capital
Derivative financial liabilities
Conversion rate	363.636
Convertible senior secured notes principal amount, per instrument | $	$ 1,000
Conversion price (Per share price) | $ / shares	$ 2.75
Remaining half of principal amount | Mudrick capital
Derivative financial liabilities
Conversion rate	285.714
Convertible senior secured notes principal amount, per instrument | $	$ 1,000
Conversion price (Per share price) | $ / shares	$ 3.5
Remaining half of principal amount | Mudrick capital
Derivative financial liabilities
Conversion rate	285.714
Convertible senior secured notes principal amount, per instrument | $	$ 1,000
Conversion price (Per share price) | $ / shares	$ 3.5
Interest paid in-kind and semi-annually in arrears
Derivative financial liabilities
Interest rate			9.00%				9.00%
Interest paid in-kind and semi-annually in arrears | Mudrick capital
Derivative financial liabilities
Interest rate	12.00%
Interest paid in-kind and semi-annually in arrears | Mudrick capital
Derivative financial liabilities
Interest rate	12.00%